Right of use assets and liabilities - Future minimum lease payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Diluted loss per share - IFRS 16			$ (0.06)
Disclosure of maturity analysis of operating lease payments [abstract]
Discounted unguaranteed residual value of assets subject to finance lease	$ (130,985,000)
Lease liabilities	$ 632,474,000	$ 1,600,000	$ 50,700,000
Schedule of operating leases and future minimum lease payments	December 31, 2020 are $763.5 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	December 31, 2020
Less than 1 year	$80,378
1 - 5 years	285,316
5+ years	397,765
Total	763,459
Discounting effect (1)	(130,985)
Lease liability	$632,474

(1)Represents estimated interest payments using applicable implicit or imputed interest rates in each lease agreement. For leases with implicit rates which include a variable component tied to a benchmark, such as LIBOR, the payments were estimated by taking into consideration: (i) the margin on each lease and (ii) the forward interest rate curve calculated from interest swap rates, as published by a third party, as of December 31, 2020.

Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 80,378,000
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	285,316,000
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 397,765,000